Condensed Statements Of Operations - USD ($)	3 Months Ended		7 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021		Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Operation and formation costs	$ 315,247	$ 533,796	$ 1,793		$ 1,273,146	$ 1,461,765	$ 2,050,410
Loss from operations	(315,247)	(533,796)	(1,793)		(1,273,146)	(1,461,765)	(2,050,410)
Other income (expense):
Interest income – bank	25,961	824	0		43,744	922	1,848
Interest earned on marketable securities held in Trust Account	468,307	1,428,511	0		5,279,395	1,546,474	4,121,971
Unrealized gain on marketable securities held in Trust Account	0	43,916	0		0	0	(362,500)
Interest and penalties on tax obligations	(127,646)	0			(127,646)	0
Compensation expense	0	0			0	(362,500)
Total other income, net	366,622	1,473,251	0		5,195,493	1,184,896	3,761,319
Income (Loss) before provision for income taxes	51,375	939,455	(1,793)		3,922,347	(276,869)	1,710,909
Provision for income taxes	(96,005)	(287,034)	0		(1,093,646)	(293,453)	(823,991)
Net income (loss)	(44,630)	652,421	(1,793)		2,828,701	(570,322)	886,918
Series A common stock [Member]
Other income (expense):
Net income (loss)	$ (44,630)	$ 521,937	$ 0		$ 2,437,328	$ (450,395)	$ 702,819
Weighted average shares outstanding, basic	10,935,691	30,000,000	0		18,477,615	27,912,088	28,438,356
Weighted average shares outstanding, diluted	10,935,691	30,000,000	0		18,477,615	27,912,088	28,438,356
Basic and diluted income (loss) per share, basic	$ 0	$ 0.02	$ 0		$ 0.13	$ (0.02)	$ 0.02
Basic and diluted income (loss) per share, diluted	$ 0	$ 0.02	$ 0		$ 0.13	$ (0.02)	$ 0.02
Series B common stock [Member]
Other income (expense):
Net income (loss)	$ 0	$ 130,484	$ (1,793)		$ 391,373	$ (119,927)	$ 184,099
Weighted average shares outstanding, basic	1	7,500,000	1,943,000		2,967,034	7,432,143	7,449,247
Weighted average shares outstanding, diluted	1	7,500,000	1,943,000		2,967,034	7,432,143	7,449,247
Basic and diluted income (loss) per share, basic	$ 0	$ 0.02	$ 0	[1]	$ 0.13	$ (0.02)	$ 0.02	[1]
Basic and diluted income (loss) per share, diluted	$ 0	$ 0.02	$ 0	[1]	$ 0.13	$ (0.02)	$ 0.02	[1]

[1]	Excludes up to 978,750 shares of Series B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On January 13, 2022, the Company effectuated a 1.044-for-1 stock split, resulting in an aggregate of 7,503,750 Founder Shares outstanding (see Notes 5 and 7). All share and per-share amounts have been retroactively restated to reflect the stock split. On January 18, 2022, the underwriters partially exercised their over-allotment option, hence, 975,000 Founder Shares are no longer subject to forfeiture since then and the remaining unexercised portion of such over-allotment option, an aggregate of 3,750 Founder Shares were forfeited, resulting in an aggregate of 7,500,000 Founder Shares outstanding (see Note 5).